Accounts Payable and Accrued Liabilities - Schedule of Trade Payables and Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Payables And Accruals [Line Items]
Trade payables		$ 1,871,000	$ 1,464,000
Accrued liabilities		336,000	743,000
Balance		$ 2,207,000	$ 2,207,000	$ 1,722,000	$ 2,784,000
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables And Accruals [Line Items]
Trade payables	$ 3,152,816			1,866,762
Accrued liabilities	1,161,650			1,415,397
Other accrued expenses	855,700			156,400
Balance	$ 5,170,166			$ 3,438,559